Income Taxes (Breakdown of Net Operating Loss Carryforwards by Tax Jurisdiction) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020		Mar. 31, 2019
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards	[1]	¥ 163,264		¥ 167,755
Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		110,000	[2]	111,000	[3]
Mizuho Securities Company Limited
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 101,498		¥ 107,246
Operating loss carryforwards, expiration date		Mar. 31, 2026		Mar. 31, 2026
Mizuho Securities Company Limited | Japan
Operating Loss Carryforwards [Line Items]
Deferred tax assets, operating loss carryforwards		¥ 101,000		¥ 107,000

[1]	The amount includes ¥107,246 million and ¥101,498 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2019 and 2020, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥88,294 million and ¥86,591 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	¥101 billion of the Japan deferred tax assets of ¥110 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026.
[3]	¥107 billion of the Japan deferred tax assets of ¥111 billion is related to MHSC, which is substantially offset by a valuation allowance, and will expire during the fiscal year ending March 31, 2026